Commitments and contingencies	6 Months Ended
Sep. 30, 2014
Commitments and contingencies

14. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 11) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2014 and September 30, 2014 aggregated Rs. 2,492.2 million and Rs. 2,719.5 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. The Bank estimates the provision for indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank towards indirect taxes and other claims which are not acknowledged as debts as of March 31, 2014 and September 30, 2014 aggregated to Rs. 4,090.9 million and Rs.4,215.6 million, respectively. The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Lease commitments

The Bank is party to operating leases for certain of its office premises, employee residences and ATMs, with a renewal at the option of the Bank. The Bank has sub-leased certain of its properties taken on lease. The rental expenses and sub-lease income is as follows:

	Six months period ended September 30,
	2013		2014		2014
	(In millions)

The total minimum lease expense during the period recognized in the consolidated statement of income	Rs.	3,423.2	Rs.	4,307.9	US$	69.6

The future minimum lease payments as of September 30, 2014 were as follows:

12 months period ending September 30,	Payments
	(In millions)

2015	Rs.	7,336.9	US$	118.5

2016		7,117.8		115.0

2017		6,735.5		108.8

2018		5,823.9		94.1

2019		4,689.5		75.7

Thereafter		15,311.1		247.3

Total	Rs.	47,014.7	US$	759.4